Stock-Based Compensation - Schedule Allocation of Stock-Based Compensation Expense (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 1,221
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	461
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 760